AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 14, 1998

                                                               FILE NO. 333-____
                                                               ICA NO. 811-08877

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                           Pre-Effective Amendment No.

                          Post-Effective Amendment No.

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 |X|

                                  Amendment No.


                                THE RAMIREZ TRUST
               (Exact Name of Registrant as Specified in Charter)

                                   61 Broadway
                            New York, New York 10006

               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 248-0500

                                 Alex Vermitsky
                                   61 Broadway
                            New York, New York 10006

                     (Name and Address of Agent for Service)

                                   Copies to:
                             Peter J. O'Rourke, Esq.
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                            New York, New York 10022



         Approximate date of proposed public offering: As soon as practicable after this registration statement becomes effective.
               ---------------------------------------------------

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                THE RAMIREZ TRUST
                       Registration Statement on Form N-1A
                              CROSS REFERENCE SHEET
                    Ramirez Cash Management Money Market Fund
                   Ramirez New York Tax-Free Money Market Fund

Form N-1A
Item Number
-----------

Part A        Prospectus Caption
------        ------------------

1.            Cover Page
2.            Fund Expenses
3.            *
4.            Organization and Description of Shares of the Trust;
              Investment Objective and Policies; Risks
5.(a)(b)(c)   Management of the Trust; Investment Advisor
  (d)         Distribution Plans
  (e)         Custodian, Transfer Agent and Dividend Paying Agent
  (f)         Investment Advisor and Investment Advisory Agreement(s)
  (g)         Brokerage Allocation
5A            Performance Calculation
6.(a)         Organization and Description of Shares of the Trust
  (b)         Investment Advisor and Investment Advisory Agreement(s)
  (c)         Organization and Description of Shares of the Trust
  (d)         Purchase of Shares; Redemption of Shares
  (e)         Cover Page
  (f)(g)      Dividends and Tax Matters
7.(a)(b)      Purchase of Shares
  (c)         Purchase of Shares
  (d)         Purchase of Shares
  (e)         *
  (f)         Distribution Plan
8.            Redemption of Shares
9.            *

Part B        Statement of Additional Information Caption
------        -------------------------------------------

10.           Cover Page
11.           Table of Contents
12.           *
13.           Investment Objectives and Policies; Additional Information
              on Portfolio Instruments; Additional Investment Limitations
              Restrictions
14.           Management
15.           General Information
16.(a)(b)     Management of the Trust; Investment Advisor and Investment
              Advisory Agreements
   (c)        *
   (d)        *
   (e)        *
   (f)        Distribution Plans
   (g)        *
   (h)        See Prospectus
   (i)        *
17.(a)        Portfolio Transactions
   (b)        *
   (c)        Portfolio Transactions
   (d)        *
   (e)        *
18.           General Information
19.(a)        Additional Purchase and Redemption Information
   (b)        Net Asset Value
   (c)        *
20.           Tax Matters
21.           Distribution Plans
22.           Yield and Other Performance Calculation
23.           Financial Statements


Part C        Information  required  to be included in Part C is set forth under
------        the appropriate Item, so numbered, in Part C to this  Registration
              Statement.


--------------------------

*  Not Applicable

                   SUBJECT TO COMPLETION, DATED JULY 14, 1998


                                THE RAMIREZ TRUST
                                   61 BROADWAY
                            NEW YORK, NEW YORK 10006
                                  800-___-____


                    RAMIREZ CASH MANAGEMENT MONEY MARKET FUND

                            RAMIREZ NEW YORK TAX-FREE
                                MONEY MARKET FUND

                     RAMIREZ U.S. TREASURY MONEY MARKET FUND





                                    ADVISER:


                         RAMIREZ ASSET MANAGEMENT, INC.


                                   PROSPECTUS

                              [SEPTEMBER ___, 1998]


Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any state.

This Prospectus offers shares of the Ramirez Cash Management Money Market Fund (the "Cash Management Fund") the Ramirez New York Tax-Free Money Market Fund (the "New York Tax-Free Fund") and the Ramirez U.S. Treasury Money Market Fund ("U.S. Treasury Fund") (collectively, the "Funds"). Each Fund is a series portfolio of The Ramirez Trust (the "Trust"), an open-end investment management company. The Cash Management Fund and U.S. Treasury Fund are diversified Funds. The New York Tax-Free Fund is a non-diversified Fund. Ramirez Asset Management, Inc. serves as each Fund's investment adviser.

This Prospectus provides you with information about the Trust and each Fund which you should know before investing in shares of a Fund. A Statement of Additional Information, dated September , 1998, has been filed with the Securities and Exchange Commission ("SEC") and is available free of charge by contacting the Trust at 61 Broadway, New York, New York 10006 or by calling
(800) - . The information contained in the Statement of Additional Information, as amended from time to time, is incorporated by reference into this prospectus. Additional information including this Prospectus and the Statement of Additional Information, may be obtained by accessing the website maintained by SEC (http://www.sec.gov).


                      INVESTORS SHOULD READ AND RETAIN THIS
                         PROSPECTUS FOR FUTURE REFERENCE

INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE NEW YORK TAX-FREE FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN THE SECURITIES OF A SINGLE ISSUER; ACCORDINGLY, AN INVESTMENT IN THE NEW YORK TAX-FREE FUND MAY INVOLVE MORE RISK THAN INVESTMENTS IN OTHER TYPES OF MONEY MARKET FUNDS.

                                TABLE OF CONTENTS

                                                                            PAGE

         PROSPECTUS SUMMARY..................................................  1

         FUND EXPENSES ......................................................  2

         INVESTMENT OBJECTIVE AND POLICIES...................................  3

         COMMON INVESTMENT PRACTICES OF THE FUNDS............................  6

         RISK FACTORS........................................................  8

         INVESTMENT LIMITATIONS..............................................  9

         PURCHASE OF SHARES.................................................. 10

         REDEMPTION OF SHARES................................................ 13

         SHAREHOLDER SERVICES................................................ 15

         DIVIDENDS AND DISTRIBUTIONS......................................... 16

         MANAGEMENT OF THE TRUST............................................. 16

         DISTRIBUTION PLANS.................................................. 18

         SHAREHOLDER SERVICING  PLAN......................................... 18

         DIVIDENDS AND TAX MATTERS........................................... 20

         OTHER INFORMATION................................................... 21

                               PROSPECTUS SUMMARY

This prospectus offers shares of the Cash Management Fund, the New York Tax-Free Fund and U.S. Treasury Fund of the Ramirez Trust. Each Fund is a money market fund which seeks to retain a stable net asset value per share of $1.00.

CASH MANAGEMENT FUND. The Cash Management Fund's investment objective is to provide a high level of current income while preserving capital and maintaining liquidity. The Cash Management Fund seeks to achieve its objective by investing in high quality, short-term U.S.
dollar denominated money market instruments.

NEW YORK TAX-FREE FUND. The New York Tax-Free Fund's investment objective is to provide a high level of current income exempt from federal, New York State and New York City income taxes while preserving capital and maintaining liquidity. The New York Tax-Free Fund seeks to achieve its investment objective by investing primarily in short-term, fixed rate and variable rate municipal obligations which are exempt from regular federal, New York State and New York City income tax.

U.S. TREASURY FUND. The U.S. Treasury Fund's investment objective is to provide a high level of current income consistent with maximum safety of principal and maintenance of liquidity. The U.S. Treasury Fund seeks to achieve its objective by investing in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these obligations.

INVESTMENT ADVISER. Each Fund's investment adviser is Ramirez Asset Management, Inc. (the "Adviser"), 61 Broadway, New York City 10006. See "Management of the Trust" on page 16.


ADMINISTRATION AND DISTRIBUTION. The administrator of each Fund is Firstar Trust Company. The statutory underwriter of each Fund is Ramirez & Co., Inc., an affiliate of the Adviser and a registered broker-dealer. See "Management of the Trust" on page 16.

PURCHASES AND REDEMPTIONS. Investors may purchase and redeem shares of beneficial interest in a Fund without any sales loads or other charges any day the New York Stock Exchange is open ("Fund Business Day") by calling the Funds' transfer agent at 1-800-___-____. The minimum initial investment is $1,000. The Trust and the transfer agent each reserve the right to waive this minimum initial investment limitation. The minimum subsequent investment is $[50]. See "Purchase of Shares" on page 10 and "Redemption of Shares" on page 13.

                                  FUND EXPENSES

The purpose of the following table is to assist an investor in understanding the various costs and expenses that a shareholder of each Fund will bear, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES:

Maximum Sales Load Imposed on Purchases                                None
Maximum Sales Load Imposed on Reinvested Dividends                     None
Maximum Deferred Sales Load                                            None
Redemption Fees1                                                       None
Exchange Fees                                                          None

ANNUAL FUND OPERATING EXPENSES (as a percentage of annual average net assets):

CASH MANAGEMENT FUND:
     Advisory Fees...............................................    0.35%
     12b-1 Fees..................................................    0.    %
     Shareholder Servicing Fees2.................................    0.    %
     Other Expenses..............................................    0.    %
                                                                     -------
     Total Operating Expenses....................................           %
                                                                     -------

NEW YORK TAX-FREE FUND:
     Advisory Fees...............................................    0.35%
     12b-1 Fees..................................................    0.    %
     Shareholder Servicing Fees2.................................    0.    %
     Other Expenses..............................................    0.    %
                                                                     -------
     Total Operating Expenses....................................           %
                                                                     -------

U.S. TREASURY FUND:
     Advisory Fees...............................................    0.35%
     12b-1 Fees..................................................    0.    %
     Shareholder Servicing Fees2.................................    0.    %
     Other Expenses..............................................    0.    %
                                                                     -------
     Total Operating Expenses....................................          %
                                                                     -------

--------
1 The Funds' transfer agent charges a $12.00 fee per wire redemption and a $15.00 fee for an IRA distribution.
2 Shareholder servicing agents may charge fees for providing services in connection with their clients' investments in a Fund's shares.

EXAMPLE

You would pay the  following  expenses
on a $10,000  investment  in the relevant
Fund, assuming a 5% annual return and
redemption at the end of each period:                       1 Year            3 Years            5 Years           10 Years
   Cash Management Fund..............................         $                  $                  $                  $
   New York Tax-Free Fund............................
   U.S. Treasury Fund................................


The examples above are based on the fees listed in each table and assumes the reinvestment of dividends. The examples should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


                        INVESTMENT OBJECTIVE AND POLICIES

OVERALL OBJECTIVE OF THE FUNDS. Each Fund seeks to maintain a net asset value of $1.00 per share. The Funds invest only in U.S. dollar denominated high quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees of the Trust (the "Board of Trustees") and in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Securities in which the Funds invest may not earn as high a level of current income as long-term or lower quality securities.

The Funds may purchase only instruments which have or are deemed to have remaining maturities of 397 days or less in accordance with federal regulations. Certain securities held by each Fund may have remaining maturities in excess of stated limitations if the securities provide for adjustments in their interest rates not less frequently than such time limitations. Each Fund will also maintain a dollar-weighted average portfolio maturity of 90 days or less. Although each Fund seeks to be fully invested, at times each Fund may hold uninvested cash reserves, which would adversely affect its yield.

The investment objective of each Fund and related policies and activities (other than the policy of the Cash Management Fund to invest at least 25% of its assets in bank obligations) are not fundamental and may be changed by the Board of Trustees without the approval of shareholders.

The descriptions that follow are designed to help you choose the Fund that best fits your investment objectives. You are reminded that there are risks in an investment in the Funds, and there can be no assurance that each Fund's investment objective will be attained. An investor should not consider an investment in any individual Fund to be a complete investment program.

RAMIREZ CASH MANAGEMENT MONEY MARKET FUND.

INVESTMENT OBJECTIVE. The Cash Management Fund's investment objective is to provide a high level of current income while preserving capital and maintaining liquidity.

MANAGEMENT POLICIES. In pursuing its investment objective, the Cash Management Fund invests in a broad range of short-term U.S. dollar denominated money market instruments. The Cash Management Fund invests in (i) high quality commercial paper and other short-term obligations, including floating and variable rate master demand notes of U.S. and foreign corporations; (ii) obligations of foreign governments and supranational agencies (e.g., the International Bank for Reconstruction and Development); (iii) obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations of foreign branches of such banks) and by foreign banks with total assets exceeding $10 billion (or the equivalent in other currencies) which have branches or agencies in the U.S. (including U.S. branches of such banks); (iv) securities issued or guaranteed as to principal and interest by the U.S. Government or by agencies or instrumentalities thereof; and (v) repurchase agreements related to such securities.

The Cash Management Fund may not invest more than 5% of its total assets in the securities of any one issuer, except for U.S. Government securities. In addition, the Cash Management Fund may not invest more than 5% of its total assets in eligible securities that have not received the highest rating from the requisite Nationally Recognized Statistical Rating Organizations ("NRSROs") and comparable unrated securities ("Second Tier Securities") and may not invest more than 1% of its total assets in the Second Tier Securities of any one issuer. The Cash Management Fund may invest more than 5% (but no more than 25%) of the then-current value of the Fund's total assets in the securities of a single issuer for a period of up to three business days, provided that (a) the securities either are rated by the requisite NRSROs in the highest short-term rating category or are securities of issuers that have received such rating with respect to other short-term debt securities or ar comparable unrated securities, and (b) the Fund does not make more than one such investment at any one time.

The Cash Management Fund may purchase obligations of issuers in the banking industry, such as commercial paper, notes, certificates of deposit, bankers acceptances and time deposits and U.S. dollar denominated instruments issued or supported by the credit of the bank. The Cash Management Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements), except that if at some future date adverse economic conditions prevail in the banking industry, the Cash Management Fund may, for defensive purposes, temporarily invest less than 25% of its assets in bank obligations.

The Cash Management Fund may invest in commercial paper including short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank-holding companies, corporations and financial institutions and government agencies and instrumentalities (but only in the case of taxable securities). All commercial paper purchased by the Cash Management Fund is, at the time of investment, required to be rated (or issued by an issuer with a similar security rated) in the highest short-term rating category by two or more NRSROs or the only NRSRO rating the security. If unrated, then the Adviser must determine the security to be of comparable credit quality subject to subsequent ratification by the Board of Trustees.

The Cash Management Fund may also invest in non-convertible corporate debt securities such as bonds and debentures which have 397 days or less remaining to maturity and which are rated "A" or better by Standard & Poor's Corporation ("S&P") and "A" or better by Moody's Investors Services ("Moody's") and of comparable high quality ratings by other NRSROs that have rated such securities. For a description of the ratings used in this Prospectus, see Appendix A to the Statement of Additional Information.

RAMIREZ NEW YORK TAX-FREE MONEY MARKET FUND.

INVESTMENT OBJECTIVE. The New York Tax-Free Fund's objective is to provide a high level of current income exempt from federal, New York State and New York City income taxes while preserving capital and maintaining liquidity.

INVESTMENT POLICIES. The New York Tax-Free Fund invests in a non-diversified portfolio of high quality fixed rate and variable rate municipal obligations which are exempt from regular federal, New York State and New York City income tax.

The New York Tax-Free Fund intends to invest in municipal obligations which are triple tax exempt. That is, municipal obligations issued by or on behalf of the State of New York and its political subdivisions and of Puerto Rico, or other U.S. territories and their political subdivisions, the interest on which, in the opinion of bond counsel, is exempt from federal, New York State and New York City personal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state or whether the interest thereon constitutes a preference item for purposes of the federal Alternative Minimum Tax ("AMT") ("New York Municipal Obligations").

As a matter of fundamental policy, the New York Tax-Free Fund will maintain at least 80% of its net assets in New York Municipal Obligations. Although the New York Tax-Free Fund will generally invest 100% of its assets in New York Municipal Obligations, it reserves the right, under normal market circumstances, to invest up to 20% of its total assets in AMT items or securities, the interest on which is subject to federal income tax. For temporary purposes, the New York Tax-Free Fund may exceed this limitation and invest in AMT items or taxable money market securities such as those permissible for the Cash Management Fund.

Municipal obligations purchased by the New York Tax-Free Fund include municipal bonds, notes and commercial paper. Municipal bonds generally have a maturity at the time of issuance of more than a year, although the New York Tax-Free Fund will purchase municipal bonds with a remaining maturity of 397 days or less. Municipal notes generally have maturities at the time of issuance of two years or less. Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as a short-term financing in anticipation of longer-term debt.

Investment in the New York Tax-Free Fund is not insured, although certain of the municipal obligations purchased by the New York Tax-Free Fund may be insured as to principal and interest by, among others, the Municipal Bond Insurance Association. Insured obligations are identified in the New York Tax-Free Fund's financial statements.

RAMIREZ U.S TREASURY MONEY MARKET FUND.

INVESTMENT OBJECTIVE. The U.S. Treasury Fund's objective is to provide maximum current income consistent with maximum safety of principal and maintenance of liquidity.

INVESTMENT POLICIES. The U.S. Treasury Fund seeks to achieve its objective by investing only in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by such instruments. The U.S. Treasury bills, bonds and notes held by the U.S. Treasury Fund will differ principally only in their interest rates, maturities and dates of issuance. The U.S. Treasury Fund does not purchase securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.


                    COMMON INVESTMENT PRACTICES OF THE FUNDS

The Funds may also engage in the following investment practices when consistent with their overall objectives and policies. These practices, and certain associated risks, are more fully described in the Statement of Additional Information.

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund other than U.S. Treasury Fund may also invest in other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Certain U.S. Government Obligations, such as U.S. Treasury securities and direct pass-through certificates of the Government National Mortgage Association, are backed by the "full faith and credit" of the U.S. Government. Other U.S. Government Obligations, such as obligations of Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are not backed by the "full faith and credit" of the U.S. Government. In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

REPURCHASE AGREEMENTS. Securities held by the Funds may be subject to repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. Each Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the adviser, present minimal credit risks. Where the securities underlying a repurchase agreement are not U.S. Government securities, they must be of the highest quality at the time the repurchase agreement is entered into (e.g., a long-term debt security would be required to be rated by S&P as "AAA" or its equivalent).

In the event of default by the seller under the repurchase agreement, a Fund may have problems in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which the New York Tax-Free Fund and the Cash Management Fund may invest include participation certificates. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness of safekeeping are documentary receipts for such original securities held in custody by others. As a result of the floating or variable rate nature of these investments, a Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, a Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate a fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.

LENDING OF FUND SECURITIES. Each Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 102% of the market value of the securities loaned plus interest or dividends. While such securities are on loan, the borrower will pay the Fund the amount of any income accruing thereon or, in some cases, a separate fee. A Fund will not lend securities having a value which exceeds 10% of the current value of its total assets. There may be a risk of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution and whether the income to be earned the loan justifies the attendant risks.

FORWARD COMMITMENTS AND WHEN ISSUED SECURITIES. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

OTHER MUTUAL FUNDS. Each Fund other than the U.S. Treasury Fund may invest in shares of other open-end management investment companies that are money market funds reasonably believed to comply with Rule 2a-7 under the Investment Company's 1940 Act, subject to the limitations of the Investment Company's 1940 Act and subject to such investment being consistent with the overall objective and policies of the Fund, provided that any such purchases will be limited to shares of unaffiliated investment companies. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs and investment advisory and administrative fees.


                                  RISK FACTORS

GENERAL. There can be no assurance that any Fund will be able to maintain a stable net asset value. Changes in interest rates may affect the value of the obligations held by the Funds. The value of fixed income securities varies inversely with changes in prevailing interest rates, although money market instruments are generally less sensitive to changes in interest rates than are longer-term securities.

CASH MANAGEMENT FUND. The Cash Management Fund is permitted to invest any portion of its assets in obligations of domestic banks (including their foreign branches), and in obligations of foreign issuers. The ability to concentrate in the banking industry may involve certain credit risks, such as defaults or downgrades, if at some future date adverse economic conditions prevail in such industry. U.S. banks are subject to extensive governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play a important part in the operations of this industry.

Securities issued by foreign banks, foreign branches of U.S. banks and foreign governmental and foreign private issuers involve investment risks in addition to those of obligations of domestic issuers. Such risks include those relating to future political and economic developments, limited liquidity of foreign obligations compared to domestic obligations, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls or other restrictions. Other risks include less publicly available information concerning foreign issuers, difficulties in obtaining or enforcing a judgment against a foreign issuer (including branches), and different accounting, auditing and financial reporting standards and practices from those applicable to U.S. issuers. In addition, foreign banks are not subject to regulations comparable to U.S. banking regulations.

NEW YORK TAX-FREE FUND. The New York Tax-Free Fund may invest without limitation in municipal obligations secured by letters of credit or guarantees from U.S. banks (including their foreign branches), and may also invest in municipal obligations backed by foreign institutions. These investments are subject to the considerations discussed in the preceding paragraphs relating to the Cash Management Fund. Changes in the credit quality of banks or other financial institutions backing the Funds' municipal obligations could cause losses the Fund and affect its share price. Credit enhancements which are supplied by foreign or domestic banks are not subject to federal deposit insurance.

The New York Tax-Free Fund is "non-diversified," which may make the value of its shares more susceptible to developments affecting issuers in which the Fund invests. In addition, more than 20% of the assets of the Fund may be invested in securities to be paid from revenue of similar projects, which may cause the Fund to be more susceptible to similar economic, political, or regulatory developments.

The New York Tax-Free Fund will invest primarily in obligations issued by states, cities, public authorities and other municipal issuers. Therefore, the New York Tax-Free Fund is susceptible to factors affecting New York State and its political subdivisions. Investments in the New York Tax-Free Fund may be riskier than an investment in other types of money market funds because of its concentration of investments in New York State or entities within the State. A number of municipal issuers, including the State of New York and New York City have a recent history of significant financial and fiscal difficulties. See the Statement of Additional Information for further information.


                             INVESTMENT LIMITATIONS

The Funds may not (1) issue senior securities, borrow money or pledge or mortgage its assets, except that each Fund may borrow from banks up to 10% of the current value of the total net assets of that Fund for temporary purposes only in order to meet redemptions, and those borrowings may be secured by the pledge of not more than 10% of the current value of the total net assets of that Fund (but investments may not be purchased by that fund while such borrowings exceed 5% of the Fund's net assets); (2) make loans, except that the Funds may make loans of portfolio securities, and each Fund may purchase or make deposits with banks and enter into repurchase agreements with respect to its portfolio securities; or (3) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the United States Government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States, except that up to 25% of the value of the New York Tax-Free Fund's total assets may be invested without regard to this limitation consistent with its investment objectives and policies. In addition, the New York Tax-Free Fund may not invest less than 80% of its net assets in New York Municipal Obligations except when, in the opinion of the Adviser, it is advisable for the Fund to invest temporarily up to 100% of its total assets in taxable securities to maintain a "defensive" posture because of market conditions.

The Funds' diversification tests are measured at the time of an acquisition of a security and calculated as specified in Rule 2a-7 of the Investment Company's 1940 Act, which may allow the Funds to exceed the limits specified in this Prospectus for certain securities subject to guarantee or demand features. The Funds will be deemed to satisfy the maturity requirements described in this Prospectus to the extent that the Funds satisfy Rule 2a-7's maturity requirements.

For each Fund, the foregoing investment restrictions and those described in the Statement of Additional Information are fundamental policies which may be changed only when permitted by law and approved by the holders of a majority of the outstanding voting securities of that fund, as described in the Statement of Additional Information.


                               PURCHASE OF SHARES

Shares of the Funds are continuously offered for sale without a sales load at the net asset value next determined through the distributor for the Funds, Ramirez & Co., Inc. (the "Distributor"), which is an affiliate of the Adviser or from the Funds' transfer agent, Firstar Trust Company (the "Transfer Agent"). The Distributor is a registered broker-dealer with offices at 61 Broadway, New York, New York, 10006.

THE MINIMUM INITIAL INVESTMENT FOR SHARES IN A FUND IS $1,000; WITH THE EXCEPTIONS OF IRAS, WHICH HAVE A MINIMUM INITIAL INVESTMENT OF $100. The minimum subsequent investment is $50. The minimum initial investment will be waived if you participate in the Periodic Investment Plan.

PURCHASE ORDERS. Investors may purchase shares of the Funds through registered representatives of organizations that have entered into distribution or servicing agreements with the Funds ("Shareholder Servicing Agents") or directly with the Funds' transfer agent. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars to the particular fund in which you intend to invest. Subsequent investments in an existing account in a Fund may be made at any time by sending to the address below a check or money order payable to the Fund in which the investment is being made, along with a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. A $20 fee will be imposed by the Funds' transfer agent if any check used for investment in an account does not clear, and the investor involved will be responsible for any loss incurred by a Fund.


                PURCHASE ORDERS PLACED THROUGH THE TRANSFER AGENT

                          To Open an Account                     To Add to an Account
                          ------------------                     --------------------

BY MAIL            Complete an application and mail it      Make your check payable to
                   along with a check payable to            [Name of Fund].  Please include your
                   [Name of Fund], P.O. Box 701,            sixteen digit account number on your
                   Milwaukee, WI 53201-0701.                check and mail it to the address on
                                                            your statement.

OVERNIGHT          Complete an application and deliver it   Make your check payable to
DELIVERY           along with a check payable to            [name of Fund].   Please include your
                   [Name of Fund], 615 E. Michigan          sixteen digit account number on your
                   St., Milwaukee, WI 53202.                check and deliver it to the address at
                                                            the left.

AUTOMATICALLY      Accounts may not yet be opened           Complete a Periodic Investment Plan
                   automatically.  Complete a Periodic      Application to automatically purchase
                   Investment Plan Application to           more shares.
                   automatically purchase more shares.

BY WIRE            Call _____________ prior to sending      Call _____________ prior to sending
                   the wire in order to obtain a            the wire in order to obtain a
                   confirmation number and to ensure        confirmation number and to ensure
                   prompt and accurate handling of          prompt and accurate handling of
                   funds.  Ask your bank to transmit        funds.  Ask your bank to transmit
                   immediately available funds by wire      immediately available funds by wire
                   in the amount of your purchase to:       as described at the left.  Please also
                   Firstar Bank Milwaukee, N.A., ABA        include your sixteen digit account
                   # 0750-00022, Firstar Trust Company      number.  The Funds and their
                   Account #112-952-137 for further         transfer agent are not responsible for
                   credit to [name of Fund] [name/title     the consequences of delays resulting
                   on the account].  The Funds and their    from the banking or Federal Reserve
                   transfer agent are not responsible for   Wire system, or for incomplete
                   the consequences of delays resulting     wiring instructions.
                   from the banking or Federal Reserve
                   Wire system, or from incomplete
                   wiring instructions.


                                     - 11 -



BY TELEPHONE       Call _____________ to exchange           Call _____________ to exchange
EXCHANGE           from another Ramirez Fund account        from another Ramirez Fund account
                   with the same registration including     with the same registration including
                   name, address and taxpayer ID            name, address and taxpayer ID
                   number.                                  number.


Investors   making  initial   investments  by  wire  must  complete  a  Purchase
Application prior to effecting the wire. Please call the Fund's transfer agent at 1-800-___-____ for instructions on establishing an account by telephone.

Purchase orders for Funds that are received by the transfer agent before 12:30 p.m. Eastern Time on a business day will be executed at that time, provided the securities dealer or financial institution placing the order undertakes to pay for its order in immediately available funds wired to the transfer agent by the close of regular trading hours on The New York Stock Exchange (the "Exchange") the same day, or in the case of orders placed by other investors, payment in such form and by such time is guaranteed by a creditworthy financial institution at the time the order is placed. Purchase orders that are received before 12:30 p.m. Eastern Time on a business day when payment is made in any form other than by a same day wire of immediately available funds, as well as orders received after 12:30 p.m. Eastern Time or on non-business days, and orders for which payment is not received by the close of regular trading hours on the Exchange, on a business day, will be executed on the next business day after receipt of both the order and payment in proper form by the transfer agent.

The Funds will not accept payment in cash or third party checks for the purchase of shares. federal regulations require that each investor provide a social security number or other certified taxpayer identification number upon opening or reopening an account. The Funds reserve the right to reject applications without such a number or an indication that a number has been applied for. If a number has been applied for, the number must be provided and certified within sixty days of the date of the application. Any accounts opened without a proper number will be subject to backup withholding and may be liquidated and distributed to the owner(s) of record on or after the first business day following the sixtieth day of investment, net of the backup withholding tax.

Certificates for shares will not be issued. The Funds reserve the right to reject any purchase order. Payment for shares of a Fund in the amount of $1,000,000 or more may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the respective Fund. For further information see the SAI or contact the Fund's transfer agent, Firstar Trust Company at 1-800-___-____.

PURCHASE ORDERS PLACED THROUGH REGISTERED REPRESENTATIVES. You may purchase shares of the Funds through your registered representative. Any such purchase generally will not be effective until the order is received by the Fund's transfer agent.

                              REDEMPTION OF SHARES

Redemption orders for the Funds are effected at the net asset value per share next determined after receipt of the order by the transfer agent. If a redemption order is received by phone (as described below) before 12:30 p.m. Eastern Time on a business day, Fund shares will be redeemed at the net asset value at the close of business on that business day. Redemption orders which are received after 12:30 p.m. Eastern Time, or on non-business days, will be executed on the next business day.

REDEMPTION ORDERS PLACED THROUGH THE TRANSFER AGENT.

BY PHONE. Call the Fund's transfer agent at 1-800-___-____ with your account name, sixteen digit account number and amount of redemption (minimum $500). Redemption proceeds will only be sent to a shareowner's address or bank account of a commercial bank located within the United States as shown on the transfer agent's records. Available only if telephone redemptions have been authorized on the account application and if there has been no change of address by telephone within the preceding 15 days.

In order to arrange for telephone redemptions after an account has been opened or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Fund's transfer agent, Firstar Trust Company, at P.O. Box 701, Milwaukee, Wisconsin 53201- 0701 or contact your registered representative. The request must be signed by each shareowner of the account. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

BY MAIL, OVERNIGHT DELIVERY OR IN PERSON. Mail your instructions to the Fund's transfer agent, Firstar Trust Company, P.O. Box 701, Milwaukee, WI 53201-0701, or deliver them (via overnight delivery or in person) to 615 E. Michigan Street, Milwaukee, WI 53202. Include the number of shares or the amount to be redeemed, your sixteen digit account number and social security number or other taxpayer identification number. Your instructions must be signed by all persons required to sign for transactions exactly as their names appear on the account. If the redemption amount exceeds $50,000, or if the proceeds are to be sent elsewhere than the address of record, or the address of record has been changed within the preceding 15 days, each signature must be guaranteed in writing by either a commercial bank that is a member of the FDIC, a trust company, a credit union, a savings association, a member firm of a national securities exchange or other eligible guarantor institution.

SYSTEMATIC WITHDRAWAL. Call the Fund's transfer agent at 1-800-___-____ for a Systematic Withdrawal Plan application ($5,000 account minimum and $50 minimum per transaction).

Guarantees must be signed by an eligible guarantor institution and "Signature Guaranteed' must appear with the signature. The Funds may also require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. Purchases of additional shares concurrently with withdrawals could be disadvantageous because of the sales charge involved in the additional purchases.

The transfer agent charges a $12.00 fee for each payment made by wire of redemption proceeds, which will be deducted from the shareowner's account. The transfer agent also charges a $15.00 fee for each IRA distribution (unless it is part of a Systematic Withdrawal Plan), which will be deducted from the shareowner's account.

The Funds reserve the right to refuse a telephone redemption if they believe it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Funds at any time upon notice to shareowners. During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareowner is unable to contact the transfer agent by telephone, shares may also be redeemed by delivering the redemption request to the transfer agent.

In an effort to prevent unauthorized or fraudulent purchase and redemption requests by telephone, Firstar and the transfer agent employ reasonable procedures specified by a Fund to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to purchase, redeem or exchange by telephone will be required to provide their account number (unless opening a new account). All such telephone transactions will be tape recorded. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. The Funds may also implement other procedures from time to time. If reasonable procedures are not implemented, the Funds and/or the transfer agent may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareowner is liable for any loss for unauthorized transactions.

CHECK WRITING PRIVILEGES. An investor may request on the purchase application or by later written request that a Fund provide draft Checkbooks ("Checks") drawn on the Fund in which the investor has made an investment. Checks will be sent only to the registered owner(s) and only to the address of record. Checks may be made payable to the order of any person in the amount of $500 or more. Dividends are earned until the Check clears the transfer agent. When a Check is presented to the transfer agent for payment, the transfer agent, as the investor's agent, will cause the particular Fund involved to redeem a sufficient number of the investor's shares to cover the amount of the Check. Checks written against shares purchased by check during the previous 12 days will be returned unpaid due to uncollected funds. Checks will not be returned to shareowners after clearance. There is no charge to the investor for the use of the Checks; however, the transfer agent will impose a $20 charge for stopping payment of a Check upon the request of the investor, or if the transfer agent cannot honor a Check due to insufficient funds or other valid reason. Because dividends on each Fund accrue daily, Checks may not be used to close an account, as a small balance is likely to result.

REDEMPTION ORDERS PLACED THROUGH REGISTERED REPRESENTATIVES. You may redeem shares of the Funds through your registered representative. Any such redemption generally will not be effective until the request is received by the Fund's transfer agent.

OTHER REDEMPTION INFORMATION. The Fund will make payment for redeemed shares typically within one or two business days, but no later than the seventh day after receipt by the transfer agent of a request in proper form, except as provided by SEC rules. HOWEVER, IF ANY PORTION OF THE SHARES TO BE REDEEMED REPRESENTS AN INVESTMENT MADE BY CHECK, THE FUNDS MAY DELAY THE PAYMENT OF THE REDEMPTION PROCEEDS UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE CHECK HAS BEEN COLLECTED, WHICH MAY TAKE UP TO TWELVE DAYS FROM THE PURCHASE DATE. During the period prior to the time the shares are redeemed, dividends on such shares will accrue and be payable, and an investor will be entitled to exercise all other rights of beneficiary ownership. An investor must have filed a purchase application before any redemption requests can be paid.

Questions concerning the proper form for redemption requests should be directed to the Fund's transfer agent at 1-800-___-____.


                              SHAREHOLDER SERVICES

The services and privileges described below are available to shareholders of the Funds. These may be modified or terminated at any time upon notice to shareholders.

SHAREHOLDER REPORTS. Shareholders will be provided with a report showing portfolio investments and other information at least semiannually; and after the close of the Fund's fiscal year, which ends [August 31], with an annual report containing audited financial statements. To eliminate unnecessary duplication, only one copy of shareholder reports will be sent to shareholders with the same mailing address. Shareholders who desire a duplicate copy of shareholder reports to be mailed to their residence should call the Fund's transfer agent at 1-800-___-____, or write to the address listed above.

Account statements will be mailed to shareholders monthly, summarizing all transactions including purchases, reinvestment of dividends and redemptions.

AUTOMATED TELERESPONSE SERVICE. Shareholders using a touch-tone telephone can access information on the Funds twenty-four hours a day, seven days a week. When calling the Fund's Customer Service Center at 1-800-___-____, shareholders may choose to use the automated information feature or, during regular business hours (7:00 a.m. to 6:00 p.m. Eastern Time, Monday through Friday), speak with a Fund representative. To speak with a Fund representative any time during an automated teleresponse session (during regular business hours), shareowners may press "0."

The Funds reserve the right to reject any exchange request with prior notice to a shareholder and the exchange privilege may be modified or terminated at any time. At least sixty days' notice will be given to shareholders of any material modification or termination except where notice is not required under SEC regulations. The responsibility of the Funds and their transfer agent for the authenticity of telephone exchange instructions is limited as described above under "Redemption of Shares."


                           DIVIDENDS AND DISTRIBUTIONS

The net investment income of each class of shares of each Fund is declared as a dividend to the shareholders each Fund Business Day. Dividends are declared as of the time of day which corresponds to the latest time on that day that a Fund's net asset value is determined. Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder arranges to receive dividends in cash or by Automated Clearing House ("ACH") transfer to a pre-established bank account, dividends are distributed in the form of additional shares. Dividends that are otherwise taxable are still taxable to you whether received in cash or additional shares. Net realized short-term capital gains, if any, will be distributed at least annually. The Funds do not expect to realize net long-term capital gains.

Net investment income for each Fund consists of all interest accrued and discounts earned, less amortization of any market premium on the portfolio assets of the Fund and the accrued expenses of the Fund.


                             MANAGEMENT OF THE TRUST

The property, affairs and business of the Trust is managed by the Board of Trustees. The Board of Trustees elect officers who are charged with the responsibility for the day-to-day operations of the Trust and the execution of policies formulated by the Board of Trustees. Information about the Board of Trustees, as well as the Trust's executive officers may be found in the Statement of Additional Information under the heading "Management-Trustees and Officers".

ADVISORY SERVICES. The Trust has retained Ramirez Asset Management, Inc. (the "Adviser") to act as the investment adviser for each of the Funds. The Adviser is an affiliate of the Fund's distributor, Ramirez & Co., Inc., and is located at 61 Broadway, New York, New York 10006. The Adviser is a newly-registered investment Adviser and therefore does not have an operating history as an investment manager of mutual funds, but the Adviser's officers and employees are persons with extensive experience in managing investment portfolios and investment companies.

For its services, the Adviser receives a fee at an annual rate equal to 0.35% of each Fund's average daily net assets. The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the

Investment Advisory Agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund without reimbursement from the Trust. The Trust, on behalf of the Fund, is responsible for all expenses other than those expressly borne by the Adviser under the Investment Advisory Agreement. The expenses borne by the Trust include, but are not limited to, the Investment Advisory fee, administration fee, transfer agent fee, and custodian fee, costs of preparing, printing and delivering to shareholders the Trust's prospectuses, statements of additional information, and shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust's Board of Trustees, officers and employees and other personnel performing services for the Trust.

The Adviser may enter into separate agreements with third parties that provide various services to those shareholders of the Trust who purchase shares of a Fund. For these services, the Adviser, at its own expense and from its own resources, may pay a fee which would not increase the amount of any advisory fees paid to the Adviser by the Fund.

ADMINISTRATIVE SERVICES. Firstar Trust Company is each Fund's Administrator. The Administrator has agreed to provide the following administrative services for the Funds: (1) assist in maintaining office facilities for the Funds; (2) furnish clerical and certain other services required by the Funds; (3) compile data for and prepare notices to the SEC; (4) prepare semiannual reports to the SEC and current shareowners and filings with state securities commissions; (5) coordinate federal and state tax returns; (6) monitor the arrangements pertaining to the Funds' agreements with shareowner organizations; monitor the Funds' expense accruals; monitor compliance with the Funds' investment policies and limitations; and (7) generally assist the Funds' operations. The Administrator is entitled to receive a fee for their administrative services, computed daily and payable monthly, at the annual rate of [ _____% of each Funds average aggregate daily net assets].

DISTRIBUTOR. Ramirez & Co., Inc. (the "Distributor") serves as distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust, and as the agent of the Trust in connection with the offering of shares of the Funds. The Distributor is an affiliate of the Investment Adviser.

The Distributor is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Distribution Agreement. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions ("Selected Dealers") through which investors may purchase or redeem shares. The Distributor may compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. INVESTORS PURCHASING SHARES OF THE FUND THROUGH ANOTHER FINANCIAL INSTITUTION SHOULD READ ANY MATERIALS AND INFORMATION PROVIDED BY THE FINANCIAL INSTITUTION TO ACQUAINT THEMSELVES WITH ITS PROCEDURES AND ANY FEES THAT IT MAY CHARGE.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, AND ACCOUNTING SERVICES AGENT. Firstar Trust Company provides transfer agency and dividend disbursing agency services for the Funds and custodial and accounting services for the Funds. Additional information regarding the fees payable by the Funds to Firstar Trust Company for these services is provided in the Statement of Additional Information. Inquires to the transfer agent may be sent to the following address: Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.


                               DISTRIBUTION PLANS

The Funds' distributor is Ramirez & Co., Inc. Each Fund has adopted a Rule 12b-1 distribution plan which provides that such Fund will pay distribution fees at annual rates of up to [___]% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate or reimburse the Funds' distributor for services provided and expenses incurred in connection with the sale of shares, and are not tied to the amount of actual expenses incurred. Some activities intended to promote the sale of shares will be conducted generally by Ramirez Family of Funds, and activities intended to promote Fund's shares may also benefit other Ramirez Funds.


                           SHAREHOLDER SERVICING PLAN

The Trust has adopted a Shareholder Servicing Plan on behalf of each Fund. In accordance with the Shareholder Servicing Plan, the Fund or the Distributor may enter into Shareholder Servicing Agreements from time to time with certain shareholder servicing agents, including affiliates of the Adviser, providing for certain support and/or distribution services to their customers who are the beneficial owners of shares of the Funds.

Under the Shareholder Servicing Agreements, shareholder servicing agents agree to provide certain support services to their customers, including (1) assisting investors in processing purchase, exchange and redemption requests; (2) processing dividend and distribution payments from the Funds; (3) providing information periodically to customers showing their positions in Fund shares; and (4) furnishing customer statements, transmitting shareholder reports and communication to customers and (5) other similar shareholder liaison services. For their services, shareholder servicing agents are entitled to receive fees from a Fund at annual rates of up to [.__]% of the average daily net asset value of the shares covered by their agreements. Under the terms of their agreements with the Fund's distributor, shareholder servicing agents are required to provide a schedule of any fees that they charge to their customers relating to the investment of their assets in shares covered by the agreement. Investors should read this Prospectus in light of such fee schedules and under the terms of their shareholder servicing agents' Agreement. In addition, investors should contact their shareholder servicing agent with respect to the availability of shareholder services and the particular shareholder servicing agent's procedures for purchasing and redeeming shares. It is the responsibility of shareholder servicing agent to transmit purchase and redemption orders and record those orders in customers' accounts on a timely basis in accordance with their agreements with customers. At the request of a shareholder servicing agent, the transfer agent's charge of $12.00 for each payment made by wire of redemption proceeds may be billed directly to the shareholder servicing agent.

The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. Accordingly, banks will be engaged only to perform the administrative and investor servicing functions above, and will represent that in no event will the services provided by them under the agreements be primarily intended to result in the sale of Fund shares.

Conflict-of-interest restrictions may apply to the receipt of compensation by a shareholder servicing agent in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisors and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into agreements with the Fund's distributor.

SERVICING AGREEMENTS. Under separate agreements, the Adviser (not the funds) may make supplementary payments from its own revenues to a shareholder servicing agent that handles recordkeeping and provides certain administrative services for its customers who invest in the Funds through Omnibus accounts maintained by that shareholder servicing agent. These services include maintaining account records, processing orders to purchase, redeeming or exchanging Fund shares, responding to customer inquiries, and, if required by law, distributing the Fund's shareholder reports and proxy statements. The payments may be more or less than the fees payable to Firstar Trust Company for the services it provides pursuant to the Transfer Agency Agreement for similar services. Firstar Trust Company will not receive any compensation as transfer or dividend disbursing agent with respect to the subaccounts maintained by shareholder servicing agents.

Investors who purchase and redeem shares of the Funds through a customer account maintained at a shareholder servicing agent may be charged one or more of the following types of fees, as agreed upon by the shareholder servicing agent and the investor, with respect to the customer services provided by the shareholder servicing agent: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividend paid on those assets).

                            DIVIDENDS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS.

DIVIDENDS. Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Shares purchased by wire before 12:30 p.m. (Eastern Time) begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by an investor. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the transfer agent. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.

CAPITAL GAINS DISTRIBUTIONS. Net realized short-term capital gains, if any, will be distributed whenever the Board of Trustees determine that such distributions would be in the best interest of the shareholders, which would be at least once per year. The Trust does not anticipate that any Fund would realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAX MATTERS.

TAX STATUS OF THE FUNDS. Each Fund intends to qualify and continue to qualify to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). If so qualified, each Fund will not be liable for federal income taxes on the net investment income and capital gains distributed to its shareholders. The Funds intend to distribute all of their respective net investment income and net capital gains each year in accordance with the timing requirements of the Code. Therefore, each Fund should avoid federal excise taxes.

DISTRIBUTIONS. Dividends paid by a Fund out of its net investment income (including realized net short-term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in December and paid in January, however, are taxable as if paid on December 31st.

Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other tax identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Reports containing appropriate information with respect to the federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Treasury obligations, paid during the year by a Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. The Statement of Additional Information contains a further discussion. Investors are urged to consult their tax advisors before investing in the Funds.

Interest in certain municipal obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT items and the interest on which is not subject to federal income tax. This legislation may affect the availability of municipal obligations for investment by the New York Tax-Free Fund.


                                OTHER INFORMATION

PERFORMANCE. Each Fund may advertise its yield, which is based on historical results and is not intended to indicate future performance. Yield shows the rate of income the Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, the Fund takes the interest income it earned from its portfolio of investments for a seven-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the seven-day period. The Fund's compounded annualized yield assumes the reinvestment of dividends paid by the Fund, and therefore will be somewhat higher than the annualized yield for the same period.

Each Fund's advertisements may refer to ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC/Donoghue, Inc. In addition, the performance of a Fund may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance ratings. This material is not to be considered representative or indicative of future performance.

DETERMINATION OF NET ASSET VALUE. The net asset value per share of each Fund is determined at the close of trading on the Exchange on each Fund Business Day. The net asset value is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. Each Fund's securities are valued at their amortized cost which does not take into account unrealized gains or losses on securities. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or accreting discount received. The amortized cost method minimizes changes in the market value of the securities held by the Fund and helps it maintain a stable price of $1.00 per share.

LEGAL COUNSEL. Legal counsel to the Trust is provided by Kramer, Levin, Naftalis & Frankel, New York, New York.

INDEPENDENT PUBLIC ACCOUNTANT. The independent public accountant for the Trust is [ ].

THE TRUST, ITS SHARES AND CLASSES. The Trust [is registered] with the SEC as an open-end management investment company and was organized as a business trust under the laws of the State of Delaware on June 30, 1998. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. If shares of separate series are issued, each share of each series would be entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that series. Voting rights would not be cumulative and the shares of each series of the Trust would be voted separately except when an aggregate vote is required by law.

Each Fund of the Trust currently offers only one class of shares. The Board of Trustees may authorize the Trust to issue additional classes of shares in the future. To the extent one class bears expenses different from the other classes, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class will have the same voting rights as shareholders of the other classes, except that separate votes are taken by each class of the Fund if the interests of one class differ from the interests of the others.

Delaware law does not require a registered investment company to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available procedures for requiring the Board of Board of Trustees to call a meeting and for removing Board of Trustees. Shares issued by the Trust have no conversion, subscription or preemptive rights. See "OTHER INFORMATION The Trust and its Shareholders" in the Statement of Additional Information.

As of [___________, 1998], the Board of Trustees and officers of the Trust in the aggregate owned less than one percent of the outstanding shares of the Trust.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and each Fund's official sales literature in connection with the offering of the Fund's shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                THE RAMIREZ TRUST

                                     ADVISER
                         RAMIREZ ASSET MANAGEMENT, INC.
                                   61 Broadway
                               New York, NY 10006


                     ADMINISTRATOR/CUSTODIAN/TRANSFER AGENT
                              Firstar Trust Company
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701

                                   DISTRIBUTOR
                               Ramirez & Co., Inc.
                                   61 Broadway
                               New York, NY 10006

                                  LEGAL COUNSEL
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022

                          INDEPENDENT PUBLIC ACCOUNTANT
                                    [TO COME]

                   SUBJECT TO COMPLETION, DATED JULY 14, 1998


Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                                THE RAMIREZ TRUST

                                   61 Broadway
                            New York, New York 10006
                                 (212) 248-0500


                       STATEMENT OF ADDITIONAL INFORMATION

                                     For the

                    RAMIREZ CASH MANAGEMENT MONEY MARKET FUND
                   RAMIREZ NEW YORK TAX-FREE MONEY MARKET FUND
                     RAMIREZ U.S. TREASURY MONEY MARKET FUND


                               SEPTEMBER ___, 1998

This Statement of Additional Information ("SAI") is meant to be read in conjunction with The Ramirez Trust's prospectus ("Prospectus") dated September __, 1998 for the Ramirez Cash Management Money Market Fund, the Ramirez New York Tax-Free Money Market Fund and Ramirez U.S. Treasury Money Market Fund (collectively referred to as the "Funds"), and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of these Funds should be made solely upon the information contained herein. Copies of the Prospectus for the Funds may be obtained from your account representative or by writing to the Fund's Administrator, Firstar Trust Company at 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1- 800-___-____. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS, AND ARE NEITHER ENDORSED BY, INSURED BY, GUARANTEED BY, OBLIGATIONS OF, NOR OTHERWISE SUPPORTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER BANK, OR OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS


                                                                            PAGE

THE RAMIREZ TRUST  .........................................................   2
INVESTMENT OBJECTIVES AND POLICIES..........................................   3
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS.............................   5
ADDITIONAL INVESTMENT LIMITATIONS...........................................  16
NET ASSET VALUE.............................................................  19
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................  20
DESCRIPTION OF SHARES.......................................................  23
ADDITIONAL INFORMATION CONCERNING TAXES.....................................  24
MANAGEMENT OF THE TRUST.....................................................  27
PORTFOLIO TRANSACTIONS......................................................  30
INDEPENDENT ACCOUNTANTS.....................................................  35
COUNSEL.....................................................................  35
YIELD AND OTHER PERFORMANCE INFORMATION.....................................  35
OTHER INFORMATION...........................................................  37

APPENDIX A
         DESCRIPTION OF RATINGS........................................ App. A-1

APPENDIX B
         ADDITIONAL INFORMATION CONCERNING NEW
           YORK ISSUERS................................................ App. B-1


                                THE RAMIREZ TRUST

The Ramirez Trust (the "Trust") is a Delaware business trust which was incorporated on June 30, 1988 as a management investment company. The Trust is authorized to issue separate classes of shares of Common Stock representing interests in separate investment portfolios. This SAI pertains to three portfolios, the Ramirez Cash Management Money Market Fund (the "Cash Management Fund"), the Ramirez New York Tax-Free Money Market Fund (the "New York Tax-Free Fund") and the Ramirez U.S. Treasury Fund (the "U.S. Treasury Fund") (collectively, the "Funds"). The Funds commenced operations on September __, 1998. For information concerning these portfolios, contact your account representative or the Funds' transfer agent, Firstar Trust Company at 615 East Michigan Street, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-___-____.

                       INVESTMENT OBJECTIVES AND POLICIES

CASH MANAGEMENT FUND. The Cash Management Fund's investment objective is to provide a high level of current income while preserving capital and maintaining liquidity. The Cash Management Fund seeks to achieve its objective by investing in high quality, short-term U.S.
dollar denominated money market instruments.

NEW YORK TAX-FREE FUND. The New York Tax-Free Fund's investment objective is to provide a high level of current income exempt from federal, New York State and New York City income taxes while preserving capital and maintaining liquidity. The New York Tax-Free Fund seeks to achieve its investment objective by investing primarily in short-term, fixed rate and variable rate municipal obligations which are exempt from regular federal, New York State and New York City income tax.

U.S. TREASURY FUND. The U.S. Treasury Fund's investment objective is to provide a high level of current income consistent with maximum safety of principal and maintenance of liquidity. The U.S. Treasury Fund seeks to achieve its objective by investing in direct obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and repurchase agreements collateralized by these obligations.


PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.

Securities purchased and sold by each Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be in the Funds' interests.

The Investment Advisory Agreement between the Trust and the Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Agreement authorizes the Adviser to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable to it by the Funds. The Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, the Distributor or an affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal. In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Distributor or the Adviser, or an affiliated person of either of them, is a member, except to the extent permitted by the Securities and Exchange Commission ("SEC").

Investment decisions for the Funds are made independently from those for other investment companies and accounts advised or managed by the Adviser. Such other investment companies and accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

RATINGS. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Board of Trustees or the Adviser, pursuant to guidelines adopted by the Board, will, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), consider such an event in determining whether the Fund involved should continue to hold the security. In addition, it is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

VARIABLE AND FLOATING RATE INSTRUMENTS. With respect to the variable and floating rate instruments that may be acquired by the Funds, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable U.S. Government obligations held by a Fund, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

The variable and floating rate demand instruments that the New York Tax-Free Fund may purchase include participations in municipal obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. government obligations that may be acquired by the Funds include U.S. Treasury bonds, notes and bills. The Cash Management Fund and the New York Tax Free Fund may also invest in the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business
Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal

Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.

STRIPPED U.S. GOVERNMENT OBLIGATIONS AND GOVERNMENT-BACKED TRUSTS. Each Fund other than the U.S. Treasury Fund may acquire U.S. government obligations and their unmatured interest coupons which have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRs") and Certificate of Accrual on Treasury Securities ("CATs"). The stripped coupons are sold separately from the underlying principal, which is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped securities acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury Department sells itself. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities, such as the Funds, most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax and security purposes. The SEC staff believes that participations in CATs and TIGRs and other similar trusts are not U.S. government securities.

The Treasury Department has also facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

The Cash Management Fund may also invest in certificates issued by government-backed trusts. Such certificates represent an undivided fractional interest in the respective government-backed trust's assets. The assets of each government-backed trust consist of (i) a promissory note issued by a foreign government (the "Note"), (ii) a guaranty by the U.S. Government, acting through the Defense Security Assistance Agency of the Department of Defense, of the due and punctual payment of 90% of all principal and interest due on such Note and
(iii) a beneficial interest in a government securities trust holding U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury sufficient to provide the Trust with funds in an amount equal to at least 10% of all principal and interest payments due on the Note. No more than 35% of the value of a Fund's total assets will be invested in stripped securities not purchased through the Federal Reserve's STRIPS program and government-backed trusts.

INVESTMENT COMPANIES. Each Fund other than the U.S Treasury Fund currently may invest in securities issued by other investment companies. Each such Fund intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("Repurchase Agreements"). During the term of the agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in less than one year.

The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system or other authorized securities depository. Repurchase agreements are considered to be loans under the 1940 Act.

While the maturity of the underlying securities in a repurchase agreement transaction may be more than one year, the term of the repurchase agreement is always less than thirteen months. The maturities of the underlying securities will have to be taken into account in calculating the Fund's dollar weighted average portfolio maturities if the seller of the repurchase agreement fails to perform under such agreement. In these transactions, the securities acquired by each Fund are held by the Fund's custodian bank until they are repurchased. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements are considered to be loans collateralized by the underlying securities under the 1940 Act.

Repurchase agreements may involve certain risks. If the seller in the transaction becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code, recent amendments to the Code permit the Funds to exercise a contractual right to liquidate the underlying securities. However, if the seller is a stockbroker or other entity not afforded protection under the Code, an agency having jurisdiction over the insolvent entity may determine that a Fund does not have the immediate right to liquidate the underlying securities. If the seller defaults, a Fund might incur a loss if the value of the underlying securities declines. A Fund may also incur disposition costs in connection with the liquidation of the securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through selection criteria established by the Board of Trustees and careful monitoring procedures.
Income from repurchase agreements is taxable.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time a Fund enters into a reverse repurchase agreement (an agreement under which a Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account U.S. government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to insure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities it is obligated to repurchase.

SECURITIES LENDING. To increase return on portfolio securities, the Funds may lend their portfolio securities to broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of the Fund or any combination thereof. Such loans will not be made, if, as a result, the aggregate of all outstanding loans of the Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in the
Adviser's  judgment,  the  income  to be  earned  from  the loan  justifies  the attendant risks. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

Securities lending arrangements with broker/dealers require that the loans be secured by collateral equal in value to at least the market value of the securities loaned. During the term of such arrangements, a Fund will maintain such value by the daily marking-to-market of the collateral.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may, without restriction, purchase securities on a when-issued basis or forward commitment, in which case delivery and payment normally take place 15 to 45 days after the date of the commitment to purchase. A Fund will make commitments only to purchase securities on a when-issued basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing securities on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself, in which case there could be an unrealized loss at the time of delivery.

A Fund will maintain liquid assets in segregated accounts in an amount at least equal in value to the fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

OTHER INVESTMENT CONSIDERATIONS - CASH MANAGEMENT FUND

BANK OBLIGATIONS -- Investments by the Cash Management Fund in short-term debt securities include investments in obligations (including certificates of deposits and bankers' acceptances) of those U.S. banks which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings and Loan Insurance Fund of the Federal Deposit Insurance Corporation.

The Cash Management Fund may also make interest-bearing savings deposits in commercial and savings bank in amounts not in excess of 5% of its total assets in any one institution. Bank obligations include certificates of deposit, time deposits and bankers' acceptances issued or guaranteed by a U.S. bank (including their foreign branches) and foreign banks (including their U.S. branches). These obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

The Cash Management Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the federal Reserve System or are examined by the Comptroller of the currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The Cash Management Fund limits its investment in foreign bank obligations to United States dollars denominated obligations of foreign banks (including United States branches) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) have branches or agencies in the United States; and (iii) in the opinion of the Fund's investment adviser, are of an investment quality comparable to obligations of the United States banks which may be purchased by the Fund and present minimal credit risk.

The Cash Management Fund may not invest in fixed time deposits subject to withdrawal penalties maturing in more than seven calendar days. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. ; investments in fixed time deposits subject to withdrawal penalties maturing from two business days through seven calendar days may not exceed 10% of the value of the total assets of the Fund.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions like exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. In that connection, foreign banks are not subject to examination by any United States Government agency or instrumentalities. There is no limitation on the amount Cash Management Fund assets which may be invested in obligations of foreign banks which meet the conditions set forth above.

SECURITIES OF FOREIGN GOVERNMENTS AND SUPRANATIONAL AGENCIES. The Fund intends to invest from time to time in securities of foreign governments and supranational agencies. Obligations of supranational agencies, such as the International Bank for Reconstructions and Development (also known as the World
Bank) are supported by subscribed, but unpaid, commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future, and therefore foreign and supranational securities are subject to certain risks associated with foreign investing.

OTHER INVESTMENT CONSIDERATIONS - NEW YORK TAX-FREE FUND.

Municipal obligations which may be acquired by the New York Tax-Free Fund include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

The two principal classifications of municipal obligations which may be held by the New York Tax-Free Fund are general obligation securities and revenue securities. The Fund may also acquire Moral Obligation securities.

Municipal obligations purchased by the New York Tax-Free Fund are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities and include:

MUNICIPAL BONDS. Municipal bonds generally have a maturity at the time of issuance of more than a year. Investments in municipal bonds are limited to bonds with a remaining maturity of thirteen months or 397 days or less and which are rated at the date of purchase "A" or better by S&P and "A" or better by Moody's or have comparably high quality ratings by other NRSROs that have rated such bonds, or which if not rated, are, in the opinion of the Adviser, of comparable investment quality.

The two highest ratings for municipal bonds under the Moody's classification are "Aaa" and "Aa". Bonds rated "Aaa" are judged to be the "Best Quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards", but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated A by Moody's are judged to posses many favorable investment attributed and are to be considered as "upper medium grade obligations."

The two highest ratings for municipal bonds under the S&P classification are "AAA" and "AA". Bonds rated "AAA" have the highest rating assigned by S&P with extremely strong capacity to pay interest and repay principal. Bonds rated "AA" differ "from the highest rated issues only in small degree." Bonds rated A by S&P are regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MUNICIPAL NOTES. Municipal notes generally have maturities at the time of issuance of thirteen months or less. Investments in municipal notes are limited to notes which are rated at the date of purchase "MIG 1" or "VMIG.1" or "MIG2" or "VMIG2" by Moody's and/or (if only rated by one agency) "SP-1" or "SP-2" by S&P or "FIN-1" or "FIN-2" by Fitch or of comparable high quality as determined by ICBA or Duff & Phelps Credit rating Co., or, if not rated, are, in the opinion of the Adviser, of comparable investment quality.

The ratings set forth above generally are the highest rating categories established by the respective rating agencies described above. Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality" and notes rated "MIG 2" or "VMIG 2" are of "high quality, with margins of protection ample, although not as large as the preceding group". Notes rated "FIN- 1" represent the "strongest" securities available and notes rated "FIN-2" reflect "a lesser margin of safety" with respect to the "degree of assurance of timely payment than those rated "FIN-1." Notes rated "SP-1" show a "very strong capacity to pay principal and interest" and notes rated "SP-2" show a "satisfactory capacity" to do so.

MUNICIPAL COMMERCIAL PAPER. Municipal commercial paper is a debt obligation with a stated maturity of thirteen months or less which is issued to finance seasonal working capital needs or as a short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is at the time of purchase rated (or issued by an issuer with a similar security rated) in the highest short-term rating category by two or more NRSROs, or the only NRSRO rating the security, or if unrated, determined to be of comparable credit quality by the Adviser.

The highest ratings for both municipal commercial paper and taxable commercial paper under the Moody's classification is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations."

The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+."

After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, if the security is downgraded to a level below that permitted for money market funds under Rule 2a-7 of the 1940 Act, the Fund's Adviser must report such event to the Board of Trustee as soon as possible to permit the board to reassess the security promptly to determine whether it may be retained as an eligible investment for the Fund. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the SAI.

FLOATING RATE INSTRUMENTS. Certain of the municipal obligations which the New York Tax-Free Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. Certain of such obligations may carry a demand or "put" feature which would permit the holder to tender them back to the issuer (or to a third party) at par value prior to maturity. The New York Tax-Free Fund may invest in floating and variable rate Municipal Obligations even if they carry stated maturities in excess of thirteen months, upon certain conditions contained in Rule 2a-7 of the 1940 Act. It is the present position of the SEC that the maturity of a short term (the principal amount must unconditionally be paid in 397 days or less) floating rate security is [one day] and the maturity of a long term (the principal amount is scheduled to be paid in more than 397 days) floating rate security that is subject to a demand feature shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. The New York Tax-Free Fund will limit its purchases of floating and variable rate Municipal obligations to those meeting the quality standards set forth above. The adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations, and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The New York Tax-Free Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date of the Fund elects to demand payment and the date payment is due, which may affect the ability of the issuer of the instrument to make payment when due.

TAXABLE  SECURITIES.  The New York  Tax-Free  Fund may  invest  up to 20% of the current value of its total assets in securities subject to the Federal alternative minimum tax. In addition, the New York Tax-Free fund may invest up to 100% of its total assets in these and other taxable securities to maintain a temporary "defensive" posture when, in the opinion of the Adviser, it is prudent to do so. The conditions for which such a posture would be undertaken include adverse market conditions or the unavailability of suitable tax-exempt securities. During these times when the New York Tax-Free fund is maintaining a temporary "defensive" posture, it may be unable to fully achieve its investment objective.

The types of taxable securities (in addition to "alternative minimum tax" securities) in which the New York Tax-Free fund may invest are limited to the following money market instruments which have remaining maturities not exceeding 397 days: (i) obligations of the United States Government, its agencies or instrumentalities; (ii) negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations issued or supported by United States banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic and foreign commercial paper rated in accordance with the standards set forth above under "Cash Management Fund-Commercial Paper" and (iv) repurchase agreements. The New York Tax-Free Fund also has the right to hold cash reserves of up to 100% of their total assets when the Adviser deems it necessary for temporary defensive purposes.

SECURITIES WITH PUT RIGHTS. The New York Tax-Free Fund may, without restriction, enter into put transactions, sometimes referred to as stand-by commitments, with respect to municipal obligations held in their portfolios. The amount payable to the Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, the Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker-dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.

If necessary and advisable, the New York Tax-Free Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities).

The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer or bank should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained form having to seal the security elsewhere.

There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield.

The payment of principal and interest on most securities purchased by the New York Tax-Free Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Certain of the Municipal Obligations held by the New York Tax-Free Fund may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. The New York Tax-Free Fund may, from time to time, invest more than 25% of its assets in Municipal Obligations covered by insurance policies.

Municipal Obligations acquired by the New York Tax-Free Fund may include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Fund may invest in bonds and other types of tax-exempt instruments provided they have remaining maturities of thirteen months or less at the time of purchase.

Certain types of Municipal Obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in the future as regards the income tax status of interest on Municipal Obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Obligations for investment by the New York Tax-Free Fund and the liquidity and value of the Fund's portfolio. In such an event, the Trust would reevaluate the Fund's investment objective and policies and consider possible changes in its structure or possible dissolution.

STAND-BY COMMITMENTS. The New York Tax-Free Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer or bank agrees to purchase at the Fund's option specified Municipal Obligations at a specified price. Stand-by commitments may be exercisable by the Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A "stand-by commitment" may be sold, transferred or assigned by the Fund only with the instrument involved.

The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Fund has paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized loss for the period during which the commitment was held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires. The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each stand-by commitment is acquired.

The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. The Fund's reliance upon the credit of those dealers, banks and broker/dealers is secured by the value of the underlying Municipal Obligations that are subject to a commitment.

The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligations which will continue to be valued in accordance with the ordinary method of valuation employed by the Fund. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value where the Fund paid any consideration directly or indirectly for a stand-by commitment; its cost would be reflected as unrealized depreciation for the period in which the commitment was held by the Fund.


                        ADDITIONAL INVESTMENT LIMITATIONS

The following fundamental policies and investment restrictions have been adopted by the Fund and except as noted, such policies and restrictions cannot be changed without approval by the vote of a majority of the outstanding voting shares of the Fund which, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are represented in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

Each Fund may not:

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases of sales of foreign currencies or securities.

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded.

3. Issue any senior security (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (c) subject to the restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Fund's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security.

4. Borrow money, except that a Fund may borrow money for temporary or emergency purposes or by engaging in reverse repurchase agreements in an amount not exceeding 10% of the value of its total assets at the time when the loan is made and may pledge mortgage, or hypothecate no more than 10% of its assets to secure such borrowings. Any borrowing representing more than 5% of a Fund's total assets must be repaid before a Fund may make additional investments.

5. Make loans, except that each Fund may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets.

6. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "1933 Act") in the disposition of portfolio securities.

7. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) with respect to a Fund's permissible futures and options transactions in U.S. Government securities, positions in options and futures shall not be subject to this restriction; (ii) the Funds may invest more than 25% of their total assets in obligations issued by banks, including U.S. banks; and (iii) the New York Tax Free Fund, may invest more than 25% of its assets in municipal obligations secured by bank letters of credit or guarantees, including participation certificates.

         For purposes of investment restriction (2) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (7) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction
(7) above, however, is not applicable to investments by a fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (7) above.

The following restrictions are non-fundamental and may be changed by the Fund's Board of Trustees. Pursuant to such restrictions, each Fund will not:

1. Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of the Fund;

2. Purchase the securities of any other investment company, if the Fund, immediately after such purchase or acquisition, owns in the aggregate, (i) more than 3% of the total outstanding voting stock of such investment company, (ii) securities issued by such investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by such investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund;

3. Invest more than 10% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A or securities offered pursuant to
Section 4(2) of the Securities Act of 1933, as amended, shall not be deemed illiquid solely by reason of being unregistered. The Investment Adviser shall determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.

4. The Cash Management Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities); the New York Tax-Free Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

5. Each Fund may not purchase or sell interest in oil, gas or mineral leases.

6. Each fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, call or combinations thereof with expect to futures.

It is the Trust's position that proprietary strips, such as CATS and TIGRS, are United States Government securities. However, the Trust has been advised that the staff of the Securities and Exchange Commission's Division of Investment Management does not consider these to be United states Government securities, as defined under the 1940 Act.

For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

GENERAL. The policies and limitations listed above supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the 1940 Act). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

Each Fund is subject to the investment limitations enumerated in this subsection which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous" below).

Although the foregoing investment limitations would permit the Funds to invest in options, futures contracts and options on future contracts, the Funds, during the current fiscal year, do not intend to trade in such instruments. Prior to making any such investments, the Funds would notify their shareholders and add appropriate descriptions concerning the instruments to the Prospectus and this SAI.


                                 NET ASSET VALUE

The net asset value per share of each Fund described in this SAI is calculated separately by adding the value of all portfolio securities and other assets belonging to the particular Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares of that Fund. Assets belonging to a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment portfolio. Assets belonging to a particular Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust which are normally allocated in proportion to the relative net asset values of all of the Trust's investment portfolios at the time of allocation. Subject to the provisions of the Articles of Incorporation, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund are conclusive.

The Trust uses the amortized cost method of valuation to value each Fund's portfolio securities, pursuant to which an instrument is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The market value of portfolio securities held by a Fund can be expected to vary inversely with changes in prevailing interest rates.

Each Fund attempts to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share. In this regard, except for securities subject to repurchase agreements, each Fund will neither purchase a security deemed to have a remaining maturity of more than thirteen months within the meaning of the 1940 Act nor maintain a dollar-weighted average maturity which exceeds 90 days. The Board of Trustees has also established procedures that are intended to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include the weekly determination of the extent, if any, to which the net asset value per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of each Fund described in this SAI are sold without a sales charge imposed by the Trust, although Shareholder Organizations may be paid by the Trust for advertising, distribution, or shareholder services. Depending on the terms of the particular account, Shareholder Organizations also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Shareholder Organizations are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

Investors redeeming shares by check generally will be subject to the same rules and regulations that the transfer agent applies to checking accounts, although the election of this privilege creates only a shareholder-transfer agent relationship with the transfer agent. Because dividends on each Fund accrue daily, checks may not be used to close an account, as a small balance is likely to result.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.)


The  Trust's   Declaration   of  Trust  permit  a  Fund  to  redeem  an  account
involuntarily, upon sixty days' notice, if redemptions cause the account's net asset value to remain at less than $1000.

In addition to the situations described in the Funds' Prospectus under "Redemption of Shares" and in the SAI under "Net Asset Value," the Trust may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

EXCHANGE PRIVILEGE

By use of the exchange privilege, shareholders of the Cash Management Fund and the New York Tax-Free Fund authorize the transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the shareholder or in some cases, the shareholder's registered representative or account representative of record, and believed by the transfer agent to be genuine. The transfer agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders.

Exchange transactions involving shares of the Cash Management Fund or the New York Tax-Free Fund will be made on the basis of the relative net asset values per share of the funds involved in the transactions.

Shares of the new fund into which the shareholder is investing will be purchased at the net asset value per share next determined (plus any applicable sales charge) after acceptance of the request by the Trust in accordance with the Trust's customary policies for accepting investments. Exchanges of shares will be available only in states where they may legally be made.

For federal income tax purposes, share exchanges are treated as sales on which the shareholder may realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Investors exercising the exchange privilege should request and review the prospectus for the shares to be acquired in the exchange prior to making an exchange.

SPECIAL PROCEDURES FOR IN-KIND PAYMENTS

Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Funds' transfer agent at 414-___-____. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

PERIODIC INVESTMENT PLAN

The Funds offer a Periodic Investment Plan whereby a shareholder may automatically make purchases of shares of a Fund on a regular, monthly basis
($50 minimum per transaction). Under the Periodic Investment Plan, a shareholder's designated bank or other financial institution debits a preauthorized amount on the shareholder's account each month and applies the amount to the purchase of Fund shares. The Periodic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by a Fund for participation in the Periodic Investment Plan. A $20 fee will be imposed by the transfer agent if sufficient funds are not available in the shareholder's account or the shareholder's account has been closed at the time of the automatic transaction.

SYSTEMATIC WITHDRAWAL PLAN

The Funds offer shareholders a Systematic Withdrawal Plan, which allows a shareholder who owns shares of a Fund worth at least $5,000 at current net asset value at the time the shareholder initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareholder or as otherwise directed at regular intervals.


                              DESCRIPTION OF SHARES

The Trust's Articles of Incorporation authorize the Board of Trustees to issue up to ____________full and fractional shares of common stock__________par value per share that shall be divided into two classes (each a designated "Class" or "Fund"). Each fund consists of shares set forth next to its name in the table below:

        Fund in Which Stock Represents         Number of authorized Shares in
                   Interest                          Each Initial Series

          Cash Management Fund
          New York Tax-Free Fund

          U.S. Treasury Fund


In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative assets of the Trust's respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Subject to the allocation of certain costs, expenses, charges and reserves attributable to the operation of a particular series, shareholders of a Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

Shareholders of the Funds, as well as those of any other investment portfolio offered by the Trust, will vote together in the aggregate and not separately on a fund-by-fund basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A fund is affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to particular fund.

When issued for payment as described in the Funds' Prospectus and this SAI, shares of the Funds will be fully paid and non-assessable by the Trust.

The Articles of Incorporation authorize the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets belonging to a series of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a series of shares into money and, in connection therewith, to cause all outstanding shares of such series to be redeemed at their net asset value; or (c) combine the assets belonging to a series of shares with the assets belonging to one or more other series of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any series participating in such combination and, in connection therewith, to cause all outstanding shares of any such series to be redeemed or converted into shares of another series of shares at their net asset value.


                     ADDITIONAL INFORMATION CONCERNING TAXES

                    [TO BE REVIEWED BY KLN&F TAX DEPARTMENT]

[The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

NEW YORK TAX-FREE FUND

As described above and in the Prospectus, the New York Tax-Free Fund is designed to provide investors with current tax-exempt interest income. This Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund may not be suitable for tax-exempt institutions, or for retirement plans qualified under Section 401 of the Internal Revenue Code of 1986 (the "Code"), H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax- exempt and, therefore, not only would not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non- exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

The percentage of total dividends paid by the New York Tax-Free Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends for such year. In order for this Fund to pay exempt-interest dividends during any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Fund's portfolio must consist of tax-exempt obligations. Within 60 days of the close of its taxable year, the Fund will notify shareholders of the portion of the dividends paid by the Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the New York Tax-Free Fund generally is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder holds shares of the New York Tax-Free Fund for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular distributions for investment companies that regularly distribute at least 90% of their net tax-exempt interest. No such regulations had been issued as of the date of this SAI.

ALL FUNDS

Each Fund is treated as a separate tax entity under the Code. Although each Fund expects to qualify as a "regulated investment company" (by satisfying certain distribution and income requirements in accordance with the code) and to be relieved of all or substantially all federal income taxes, depending upon the extent of the Trust's activities in states and localities, the Funds may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Funds and their shareholders under such laws may differ from their treatment under federal income tax laws.

Investment company taxable income earned by the Money Market Fund, the Institutional Money Market Fund, the U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund or the New York Tax-Free Fund will be distributed by the Funds to their shareholders, and will be taxable to shareholders as ordinary income whether paid in cash or additional shares. In general, investment company taxable income will be a Fund's taxable income, subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

Similarly, while the Funds do not expect to realize long-term capital gains, any net realized long-term capital gains will be distributed at least annually. The Funds will generally have no tax liability with respect to such gains and the distributions (whether paid in cash or additional shares) will be taxable to shareholders as mid-term or other long-term capital gains, regardless of how long a shareholder has held Fund shares. Such long-term capital gain will be 20% or 28% rate gain, depending upon the funds holding period for the assets the sale of which generated the capital gain. The tax status of such distributions will be designated as a capital gain dividend in a written notice mailed by the Trust to shareholders after the close of the Trust's taxable year.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) with respect to each calendar year. The Funds intend to make sufficient distributions or deemed distributions out of their ordinary taxable income and any capital gain net income with respect to each calendar year to avoid liability for this excise tax.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (including amounts derived from interest on Municipal Obligations) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.

The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action.]


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their addresses, principal occupations during the past five years and other affiliations are as follows:



                              POSITION WITH THE      PRINCIPAL OCCUPATIONS DURING PAST 5
NAME, ADDRESS & AGE           TRUST                  YEARS AND OTHER AFFILIATIONS
-------------------           -----                  ----------------------------


Wayne Wong*                   President, Chief       Chief Investment Officer, Ramirez Asset
                              Financial Officer      Management, Inc.
                              and Trustee
Peter J. O'Rourke                                    Associate, Kramer Levin, Naftalis &
Kramer, Levin, Naftalis       Trustee                Frankel (law firm) 1994-present; formerly
&    Frankel                                         associate Reid & Priest (1990-1994)
919 Third Avenue
New York, N.Y.  10022

Debra Nachlis
Kramer, Levin, Naftalis                              Associate, Kramer, Levin, Naftalis &
&     Frankel                 Trustee                Frankel (1997-present); formerly student,
919 Third Avenue                                     New York University School of Law
New York, N. Y. 10022                                (1994-1997)


* Interested Person as defined in the 1940 Act.

                         ESTIMATED TRUSTEE COMPENSATION
                            (FOR CALENDAR YEAR 1999)


                                                               PENSION OR                                    TOTAL
                                                               RETIREMENT                                 COMPENSATION
                                         AGGREGATE          BENEFITS ACCRUED         ESTIMATED           FROM TRUST AND
         NAME OF PERSON/               COMPENSATION          AS PART OF FUND      ANNUAL BENEFITS        FUND COMPLEX*
            POSITION                  FROM THE TRUST            EXPENSES          UPON RETIREMENT       PAID TO TRUSTEES
            --------                  --------------            --------          ---------------       ----------------

Peter J. O'Rourke,                       [to come]
Trustee

Debra Nachlis,                           [to come]
Trustee

===========================================================================================================================


*The "Fund Complex" includes only the Trust.


Each Trustee receives an annual fee of _______, a _______per meeting attendance fee and reimbursement of expenses incurred as a Director. The Chairman of the Board is entitled to receive an additional ________per annum for services in such capacity. As of the date of this SAI, the Trustees and Officers of the Trust, as a group, owned less than 1% of the outstanding shares of each Fund.

ADVISORY SERVICES

Ramirez Asset Management, Inc. is the Investment adviser to the Funds pursuant to an Investment Advisory Agreement dated September __, 1998. The Advisor is the investment affiliate of Ramirez & Co., Inc. Ramirez & Co., Inc. has guaranteed all obligations incurred by Ramirez Asset Management, Inc. in connection with its Investment Advisory Agreement with the Funds. In its Investment Advisory
Agreement, the Adviser has agreed to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Funds.

Under its Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Unless sooner terminated, the Advisory Agreement provides that it will continue in effect until __________, 2000 and for consecutive one year terms thereafter, provided such continuance is approved at least annually by the Trust's Board of Trustees or by a vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act), and, in either case, by a majority of the Trustees who are not parties to the contract or "interested persons" (as defined in the 1940
Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the Adviser on 60 days' written notice, and will terminate immediately in the event of its assignment.

Ramirez & Co., Inc., an affiliate of the Adviser, serves as distributor for shares of the Funds under a Distribution Agreement with the Trust which is subject to annual approval by a majority of the Fund's Board of Trustees, including a majority of directors who are not "interested persons".

ADMINISTRATION, CUSTODY AND TRANSFER AGENT SERVICES

Firstar Trust Company is the Trust's Administrator. Under the Administration Agreement, the Administrator has agreed to provide the following administrative services: (1) assist in maintaining office facilities for the Funds, furnish clerical and certain other services required by the Funds; (2) compile data for and prepare notices to the SEC; (3) prepare semiannual reports to the SEC and current shareholders and filings with state securities commissions; (4) coordinate federal and state tax returns; (5) monitor the arrangements pertaining to the Funds agreements with shareholder organizations; (6) monitor the Funds' expense accruals; (7) monitor compliance with the Funds investment policies and limitations; and (8) generally assist the Funds' operations.
Trust's arrangements with respect to services provided by Shareholder Organizations; and generally assist in the Funds' operations.

The Administration Agreement continues in effect until ___________, 1999 and from year to year thereafter if such continuance is approved at least annually by the Trust's Board of Trustees and by a majority of the Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act).

As compensation for its administrative services, the Administrator receives a monthly fee, based on an annual rate of [. % of aggregate average daily net assets of each Fund].

Firstar Trust Company serves as the Trust's Transfer Agent and Dividend Disbursing Agent pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Trust. Under the Transfer Agency Agreement, Firstar has agreed, among other things, to: (i) issue and redeem shares of the Funds; (ii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning each Fund's operations. The Fund pays Firstar such compensation as may be agreed upon from time to time. The Transfer Agency Agreement continues in effect until __________, 2000 and from year to year thereafter if such continuance is approved at least annually by the Trust's Board of Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of any party, and such Agreement may be terminated by either party on 60 days' written notice.

Firstar Trust Company (the "Custodian") serves as the Trust's custodian pursuant to a custodian agreement (the "Custodian Agreement") with the Trust. The Custodian is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202. Under the Custodian Agreement, the Custodian has agreed to (i) maintain a segregated account or accounts in the name of each Fund; (ii) hold and disburse portfolio securities on account of each Fund; (iii) collect and receive all income and other payments and distributions on account of each Fund's portfolio securities; (iv) respond to correspondence relating to its duties; and (v) make periodic reports to the Trust's Board of Trustees concerning each Fund's operations. The Custodian is authorized under the Custodian Agreement to select one or more banks or trust companies to serve as sub-custodian on behalf of a Fund, provided that the Custodian remains responsible for the performance of all of its duties under the Custodian Agreement. The Custodian is entitled to receive such compensation from the Fund as may be agreed upon from time to time.

OTHER INFORMATION CONCERNING FEES AND EXPENSES. All or part of the fees payable by any or all of the Funds to the organizations retained to provide services for the Funds may be waived from time to time in order to increase such Funds' net investment income available for distribution to shareholders.

Except as otherwise noted, the Adviser and the Administrator pay all expenses in connection with the performance of their advisory and administrative services respectively. The Trust bears the expenses incurred in its operations, including: taxes; interest; fees (including fees paid to its Trustees who are not affiliated with the Trust); fees payable to the SEC; costs of preparing prospectuses for regulatory purposes and for distribution; advisory and administration fees; charges of its custodian and transfer agent; certain insurance costs; auditing and legal expenses; fees of independent pricing services; costs of shareholders' reports and shareholder meetings, including proxy statements and related materials; and any extraordinary expenses. Each Fund also pays for brokerage fees and commissions, if any, in connection with the purchase of portfolio securities.


                             PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trust's Board of Trustees, the Adviser is primarily responsible for the Trust's portfolio decisions and the placing of the Trust's portfolio transactions. It is the Fund's policy to seek execution of its purchases and sales at the most favorable prices through responsible broker-dealers and in agency transactions, at competitive commission rates. When considering broker-dealers, the Fund will take into account such factors as the price of the security, the size and difficulty of the order, the rate of commission, if any, the reliability, financial condition, integrity and general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund's management.

Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price, which may include dealer spreads and underwriting commissions. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission. In the over-the-counter market securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Newly issued securities are usually purchased from the issuer or an underwriter, at prices including underwriting fees; other purchases and sales are usually placed with those dealers from whom it appears that the best price or execution will be obtained.

The Funds may sell portfolio securities prior to their maturity if market conditions and other considerations indicate, in the opinion of the Adviser, that such sale would be advisable. In addition, the Adviser may engage in short-term trading when it believes it is consistent with the Fund's investment objective. Also, a security may be sold and another of comparable quality may be simultaneously purchased to take advantage of what the Adviser believes to be a temporary disparity in the normal yield relationships of two securities. The frequency of portfolio transactions -- the Fund's turnover rates -- will vary from year to year depending upon market conditions. Because a high turnover rate increases transaction costs and the possibility of taxable short-term gains (see "Dividends and Tax Status" in the Fund's Prospectus), the Adviser weighs the added costs of short-term investment against anticipated gains. The Adviser is generally responsible for the implementation, or supervision of the implementation, of investment decisions, including the allocation of principal business and portfolio brokerage, and the negotiation of commissions.

Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless the transaction is conducted in accordance with procedures established by the Trust's Board of Trustees and complies in all other respects with certain criteria or an exemptive order allowing such transactions is obtained from the SEC. Affiliated persons of the Trust, or affiliated persons of such persons, may from time to time be selected to execute portfolio transactions for the Trust as agent. Subject to the considerations discussed above and in accordance with procedures expected to be adopted by the Board of Trustees, in order for such an affiliated person to be permitted to effect any portfolio transactions for the Trust, the commissions, fees or other remuneration received by such affiliated person must be reasonable and fair compared to the commissions, fees and other remuneration received by other brokers in connection with comparable transactions. This standard would allow such an affiliated person to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length agency transaction.

Investment decisions for the Trust are made independently from those for other funds and accounts advised or managed by the Adviser. Such other funds and accounts may also invest in the same securities as the Trust. If those funds or accounts are prepared to invest in, or desire to dispose of, the same security at the same time as the Trust, however, transactions in such securities will be made, insofar as feasible, for the respective funds and accounts in a manner deemed equitable to all. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Trust or the price paid or received by the Trust. In addition, because of different investment objectives, a particular security may be purchased for one or more funds or accounts when one or more funds or accounts are selling the same security. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other funds or accounts in order to obtain best execution.

The Trust reserves the right, in its sole discretion, to (i) suspend the offering of shares of its Funds, and (ii) reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Trust.

Furthermore, if the Board of Trustees determines that it is in the best interests of the remaining shareholders of the Fund, such Fund may pay the redemption price, in whole or in part, by a distribution in kind.

DISTRIBUTION PLANS

The Funds' distributor is Ramirez & Co., Inc. Each Fund has adopted a Rule 12b-1 distribution plan which provides that such Fund will pay distribution fees at annual rates of up to [ ]% of the average daily net assets attributable to its shares. Payments under the distribution plan shall be used to compensate or reimburse the Funds' distributor and broker-dealer for services provided and expenses incurred in connection with the sale of shares, and are not tied to the amount of actual expenses that are incurred. Some activities intended to promote the sale of shares will be conducted generally by Ramirez Family of Funds, and activities intended to promote Funds shares may also benefit the Funds other shares and other Ramirez Funds.

Ramirez & Co., Inc. may provide promotional incentives to broker dealers that meet specified sales targets for one or more Ramirez funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker-dealers and their guests; and payment for reimbursements for travel expenses, including lodging and meals in connection with attendance at training and educational meetings within and outside of the U.S.

SHAREHOLDER ORGANIZATIONS

As stated in the Funds' Prospectus, the Funds intend to enter into agreements from time to time with Shareholder Organizations providing for support and/or distribution services to customers of the Shareholder Organizations who are the beneficial owners of Fund shares. Under the agreements, the Funds may pay Shareholder Organizations up to 0.__% (on an annualized basis) of the average daily net asset value of the shares beneficially owned by their customers. Support services provided by Shareholder Organizations under their Service Agreements or Distribution and Service Agreements may include: (i) processing dividend and distribution payments from a Fund; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing sub-accounting with respect to shares beneficially owned by customers or the information necessary for sub-accounting; (vi) forwarding shareholder communications; (vii) assisting in processing share purchase, exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; and (ix) other similar services requested by the Funds. In addition, under the Distribution and Service Plan, Shareholder Organizations may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Fund shares.

The Funds' arrangements with Shareholder Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan), which have been adopted by the Board of Trustees. Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Fund shares (in addition to support services), that Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended in connection with the Funds' arrangements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the Funds' arrangements with Shareholder Organizations must be approved annually by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Funds as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Funds believe that there is a reasonable likelihood that their arrangements with Shareholder Organizations have benefited each Fund and its shareholders as a way of allowing Shareholders Organizations to participate with the Funds in the provision of support and distribution services to customers of the Shareholder Organizations who own Fund shares. Any material amendment to the arrangements with Shareholder Organizations under the agreements must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to a Fund must be approved by the holders of a majority of the outstanding shares of the Fund involved. So long as the Distribution and Service Plan is in effect, the selection and nomination of the members of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

SERVICING AGREEMENTS. The funds may enter into agreements (the "Servicing Agreement") with certain financial institutions, banks and corporations (the "Participating Organizations") so that each Participating organization handles record keeping and provides certain administrative services for its customers who invest in the Funds through accounts maintained at that participating organization. In such cases, the participating organization or one of its nominees will be the shareholder of record as nominee for its customers and will maintain subaccounts for its customers. In addition, the Participating Organization will credit cash distributions to each customer account, process purchase and redemption requests, mail statements of all transactions with respect to each customer and if required by law, distribute the Trust's shareholder reports and proxy statements. However, any customer of a Participating Organization may become the shareholder of record upon written request to its Participating Organization or transfer agent. Each Participating Organization will receive monthly payments which in some cases may be based upon expenses that the participating organization has incurred in the performance of its services under the Servicing Agreement. The payments will not exceed, on an annualized basis, an amount equal to 0.35% of the average daily net asset value during the month of Fund shares in the subaccount of which the Participating Organization is record owner as nominee for its customers. Such payments will be separately negotiated with each Participating Organization and will vary depending upon such factors as the services provided and the costs incurred by each participating Organization. The payments may be more or less than the fees payable to Firstar Trust company for the services it provides pursuant to the Transfer Agency Agreement for similar services.

The payments will be made by the Fund to the participating Organizations pursuant to the Servicing Agreements. Firstar Trust company will not receive any compensation as transfer or dividend disbursing agent with respect to the subaccounts maintained by participating Organizations. The Board of Trustees will review, at least quarterly, the amounts paid and the purposes for which such expenditures were made pursuant to the Servicing Agreements.

Under separate agreements, the Adviser (not the funds) may make supplementary payments from its own revenues to a Participating Organization that agrees to perform services such as advising customers about the status of their subaccounts, the current yield and dividends declared to date and providing related services a shareholder may request. Such payments will vary depending upon such factors as the services provided and the costs incurred by each Participating Organization.

Investors who purchase and redeem shares of the Funds through a customer account maintained at a participating Organization may be charged one or more of the following types of fees, as agreed upon by the Participating Organization and the investor, with respect to the customer services provided by the Participating Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividend paid on those assets).

                             INDEPENDENT ACCOUNTANTS

[                           ]


                                     COUNSEL

Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York, 10022 serves as counsel to the Trust and will pass upon the legality of the shares offered by the Funds' Prospectus.


                     YIELD AND OTHER PERFORMANCE INFORMATION

From time to time each Fund may quote its "yield" and "effective yield," and the New York Tax-Free Fund may also quote its "tax-equivalent yield," in advertisements or in communications to shareholders. Each yield figure is based on historical earnings and is not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "yield" and "effective yield" of each Fund are calculated according to formulas prescribed by the SEC. The standardized seven-day yield for each Fund is computed separately by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares and all fees, other than nonrecurring account sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for each Fund is computed by compounding a particular Fund's unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result. The fees which may be imposed by financial intermediaries directly on their customers for cash management services are not reflected in the Trust's calculations of yields for the Funds.

The "tax-equivalent yield" of the New York Tax-Free Fund shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax- free yield. This is done by increasing the Fund's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate. The Fund's standardized "tax-equivalent yield" is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from federal income tax by one minus a stated federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the Fund's yield that is not exempt from federal income tax. The "tax-equivalent yield" will always be higher than the "yield" of the New York Tax-Free Fund.

Each Fund may compute "average annual total return." Average annual total return reflects the average annual percentage change in value of an investment in shares of a series over the measuring period. Each Fund may compute aggregate total return, which reflects the total percentage change in value over the measuring period.

Additionally, the total return and yields of the Funds may be compared in such advertisements or reports to shareholders to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yields of the Money Market Fund and the Institutional Money Market Fund may be compared to the Donoghue's Money Fund Average, the yields of the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund may be compared to the Donoghue's Government Money Fund Average, and the yields of the New York Tax-Free Fund may be compared to the Donoghue's Tax-Free Money Fund Average, which are averages compiled by IBC/Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds. In addition, the yields of the Money Market, Institutional Money Market, U.S. Treasury Money Market and the U.S. Government Money Market Funds may be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

Yield data and total return as reported in national financial publications including Forbes, Barron's, Morningstar Mutual Funds, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the yields of the Funds.

Since performance fluctuates, performance data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Investors should remember that performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations directly to their customer accounts in connection with investments in shares of the Funds will not be included in the Funds' calculations of yield and total return.


                                OTHER INFORMATION

The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper.

"A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

"A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

"A-3" - Issue has an adequate capacity for timely payment. It is however, somewhat more vulnerable to the adverse effects of changes and circumstances than an obligation carrying a higher designation.

"B"- Issue has only a speculative capacity for timely payment.

"C" - Issue has a doubtful capacity for payment.

"D" - Issue is in payment default.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still


                                  Appendix A-1
appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

"Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" - Issuer does not fall within any of the Prime rating categories.

The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D- 1," "D- 2" and "D- 3." Duff & Phelps employs three designations, "D- 1+," " D- 1" and "D- 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

"D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" - Debt possesses good certainty for timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

"D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"D-5" - Issuer failed to meet scheduled principal and/or interest payments.

Fitch IBCA short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:


                                  Appendix A-2

"F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1" - Securities possess highest credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

"F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

"F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

"B" - Securities are speculative. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

"C" - Default is a real possibility for these securities. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.


"D" - Securities are in actual or imminent payment default.

Fitch IBCA may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal or interest of unsubordinated instruments having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

"TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2" - This designation indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

"TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than


                                  Appendix A-3
obligations with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative. Corporate and Municipal Long-Term Debt Ratings

The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

"AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

"AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

"A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

"BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

"BB," "B," "CCC," "CC," and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

"CI" - This rating is reserved for income bonds on which no interest is being paid.

"D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. Rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to


                                  Appendix A-4
non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

"Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high- grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. ( ) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes the probable credit stature upon completion of construction or elimination of basis of condition.


                                  Appendix A-5

(P) - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The ratings may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

Moody's applies numerical modifiers 1, 2 and 3 in each generic classification from "Aa" to "B" in its bond rating system. The modifier 1 indicates that the issuer ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks at the lower end of its generic rating category.

The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" - Debt is considered of high quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the highest four ratings used by Fitch IBCA for corporate and municipal bonds:

"AAA" - bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


                                  Appendix A-6

"AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

"A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB" - Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

"AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

"A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


                                  Appendix A-7

"BB," "B," "CCC," and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

"D" - this designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Rating Group for municipal notes:

"SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

"SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

"SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

"MIG-1" / "VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

"MIG-2" / ""VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

"MIG-3" / "VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


                                  Appendix A-8

"MIG-4" / "VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

"SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

Duff & Phelps and Fitch IBCA use the short-term ratings described under commercial Paper Ratings for Municipal notes.


                                  Appendix A-9

                                   APPENDIX B

               ADDITIONAL INFORMATION CONCERNING NEW YORK ISSUERS

The Fund will invest substantially all of its assets in New York municipal securities. In addition, the specific New York municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may affect issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the completeness or accuracy of such information.
Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have a material adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of New York municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and there is no responsibility on the part of the State of New York to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New York, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of New York municipal securities.

                                    [To Come]


                                  Appendix B-1

PART C.  OTHER INFORMATION
--------------------------


ITEM 24. Financial Statements and Exhibits
                List all financial statements and exhibits filed as part of the Registration Statement.

                (a)  Financial statements:

                     In Part A:     None.

                     In Part B:     To be filed by amendment.

                     In Part C:     None.

                (b)  Exhibits


                1.(a)       Certificate of Trust. (1)

                1.(b)       Trust Instrument.(1)

                2.          By-laws.(1)

                3.          None.

                4.          None.

                5. Investment Advisory Agreement between Registrant on behalf of the Ramirez Cash Management Money Market Fund, the Ramirez New York Tax-Free Money Market Fund, and Ramirez Asset Management, Inc.

                6. Distribution Agreement between the Registrant on behalf of the Ramirez Cash Management Money Market Fund, the Ramirez New York Tax-Free Money Market Fund, and Ramirez & Co., Inc.

                7.          None.

                8. Custodian and Transfer Agency Agreements between Registrant on behalf of the Ramirez Cash Management Money Market Fund, the Ramirez New York Tax-Free Money Market Fund and Firstar Trust Company.

--------------------

1.       Filed herewith.
2.       To be filed by amendment.

                9. Administration Agreement between Registrant on behalf of the Ramirez Cash Management Money Market Fund, the Ramirez New York Tax-Free Money Market Fund and Firstar Trust Company.

                10.         Opinion of Kramer, Levin, Naftalis & Frankel.(2)

                11.(a) Consent of Kramer, Levin, Naftalis & Frankel, Counsel for the Registrant.(1)

                11.(b) Consent of o, independent accountants for the Registrant.(2)

                12.         None.

                13.         Investment letter re:  initial $100,000 capital.(2)

                14.         None.

                15. Rule 12b-1 Plan for the Ramirez Cash Management Money Market Fund and the Ramirez New York Tax-Free Money Market Fund.(2)

                16.         Schedule    for    computation    of    performance
                            quotation.(2)

                17.         Not applicable.

                18.         None.
--------------------

1.       Filed herewith.
2.       To be filed by amendment.

ITEM 25. Persons Controlled By or Under Common Control with Registrant

                None.


ITEM 26. Number of Holders of Securities


                                                    Number of Record Holders
Title of Class                                      as of July 1, 1998
------- ------                                      ------------------

Shares of beneficial interest ($.001 par value):
   Ramirez Cash Management Money Market Fund            0
   Ramirez New York Tax-Free Money Market Fund          0

ITEM 27. Indemnification

                Section 10.02 of the Registrant's Trust Instrument provides as follows:

(a)  Subject to the exceptions and limitations contained in Subsection 10.02(b):

                (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

                (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02

ITEM 28. Business and Other Connections of Investment Adviser

                Registrant is fulfilling the requirement of this Item 28 to provide a list of the officers and directors of Ramirez Asset Management, Inc. ("RAM"), the investment adviser of the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by RAM or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by RAM (SEC File No. 801-55483).

ITEM 29. Principal Underwriters

                (a)  None.

                (b) The following information is furnished with respect to the officers and partners of Ramirez & Co., Inc., the Registrant's principal underwriter. The business address for all persons listed below is 61 Broadway, New York, New York 10006.

Name and Principal        Positions and Offices with      Positions and Offices
Business Address          Principal Underwriter           with Registrant
----------------          ---------------------           ---------------

Samuel A. Ramirez         CEO/President                   None
John V. Kick              Senior Vice President           None
Alexander Vermitsky, Jr.  Vice President, Compliance      None


                (c) Not Applicable. The Registrant's principal underwriter is an affiliated person of the Registrant.

ITEM 30. Location of Accounts and Records

                As required by Section 31(a) of the Investment Company Act of 1940, the accounts, books or other documents relating to the Ramirez Cash Management Money Market Fund and the Ramirez New York Tax-Free Money Market Fund budget and accruals will be kept by Firstar Trust Company, 615 East Michigan
Street, Milwaukee, Wisconsin 53202. The accounts, books or other documents of the Fund relating to shareholder accounts and records and dividend disbursements will also be kept by Firstar Trust Company at the above address.

ITEM 31. Management Services

                There are no management-related service contracts not discussed in Parts A and B.

ITEM 32. Undertakings

                (1) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city New York, and the State of New York on this 14th day of July, 1998.


                                        THE RAMIREZ TRUST

                                        By:/s/ Wayne Wong
                                        -----------------
                                               Wayne Wong
                                               President


           As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14th day of July, 1998.



/s/Wayne Wong                           Chairman and Chief Financial Officer
-------------
Wayne Wong



/s/Peter J. O'Rourke                    Trustee
--------------------
Peter J. O'Rourke



/s/Debra Nachlis                        Trustee
----------------
Debra Nachlis

                                INDEX TO EXHIBITS


Exhibit          Caption

EX-99.B1(a)      Certificate of Trust

EX-99.B(b)       Trust Instrument

EX-99.B2         Bylaws

EX-99.B11(a)     Consent of Kramer, Levin, Naftalis & Frankel, counsel for
                 Registrant.